Capital - Summary of Dividend Declared and Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Dividends Declared And Paid [Abstract]
Dividends declared per common share	$ 1.62	$ 1.52
Dividends declared	$ 797	$ 753
Dividends reinvested	(24)	(23)
Dividends paid	$ 773	$ 730